Supplemental Guarantor Condensed Consolidating Financial Statements (Details 7) (USD $) In Millions, unless otherwise specified	3 Months Ended									9 Months Ended		12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (180.3)	$ (124.0)	$ (174.2)	$ (115.0)	$ (114.1)	$ (13.6)	$ (9.8)	$ (128.2)	$ (184.5)	$ (623.9)	$ (403.3)	$ (527.3)	$ (336.1)	$ (846.9)
Adjustments to reconcile to net cash (used in) provided by operating activities:
Depreciation and amortization (including amortization netted against equity earnings in affiliates and revenues)	301.4		326.9							908.1	1,004.1	1,330.9	1,344.2	1,526.0
Charges (gains) related to other operating expenses and other income (expense)										66.9	112.1	122.5	(77.7)	97.4
Other non-cash and non-operating items, net										(5.1)	(37.8)	(40.2)	27.7	265.6
(Decrease) increase in cash resulting from changes in operating assets and liabilities, excluding the effects of acquisitions and dispositions										(14.0)	(136.9)	(118.5)	157.5	(287.4)
Net cash provided by operating activities										332.0	538.2	767.4	1,115.6	754.7
CASH FLOWS FROM INVESTING ACTIVITIES
Current period acquisitions											(1.9)	(32.9)	(19.2)	(1.8)
Contributions to equity method investments											(7.9)	(7.9)	(161.5)	(1.4)
Payments related to other businesses previously acquired										0.2	(3.2)	(4.4)	3.2	(1.4)
Proceeds from dispositions, net of expenses paid and cash disposed										14.5			1.7	21.2
Additions to property and equipment										(132.3)	(136.3)	(193.1)	(202.9)	(210.1)
Proceeds from sale of property and equipment										4.2	7.8	8.0	17.1	5.5
Payments to secure customer service contracts, including outlays for conversion, and capitalized systems development costs										(128.0)	(141.2)	(177.2)	(201.9)	(159.6)
Other investing activities										7.2	7.3	10.4	4.9	18.4
Net cash used in investing activities										(234.2)	(275.4)	(397.1)	(558.6)	(329.2)
CASH FLOWS FROM FINANCING ACTIVITIES
Short-term borrowings, net										(3.1)	(22.0)	99.1	(107.3)	75.1
Accrued interest funded upon issuance of notes										(6.5)	6.5	6.5
Debt modification (payments) proceeds and related financing costs, net										(49.0)	10.8	10.8	(39.7)	(61.2)
Principal payments on long-term debt										(72.4)	(60.2)	(83.3)	(104.5)	(220.4)
Proceeds from sale-leaseback transactions											13.8	13.8	14.2
Distributions and dividends paid to noncontrolling interests and redeemable noncontrolling interest										(156.5)	(199.0)	(261.9)	(327.3)	(216.1)
Redemption of Parent's redeemable common stock										(7.5)	(0.5)	(1.7)	(0.5)	(2.5)
Purchase of noncontrolling interest										(23.7)	(25.1)	(25.1)		(213.3)
Cash dividends										(21.5)	(5.1)	(6.7)	(0.2)	(14.9)
Net cash used in financing activities										(340.2)	(280.8)	(248.5)	(564.5)	(653.3)
Effect of exchange rate changes on cash and cash equivalents										(7.3)	2.5	0.8	(16.3)	0.3
Change in cash and cash equivalents										(249.7)	(15.5)	122.6	(23.8)	(227.5)
Cash and cash equivalents at beginning of period		470.2			485.7				509.5	608.3	485.7	485.7	509.5	737.0
Cash and cash equivalents at end of period	358.6	608.3	470.2			485.7				358.6	470.2	608.3	485.7	509.5
FDC Parent Company
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	(219.5)		(212.0)							(746.0)	(521.9)	(700.9)	(516.1)	(1,021.8)
Adjustments to reconcile to net cash (used in) provided by operating activities:
Depreciation and amortization (including amortization netted against equity earnings in affiliates and revenues)										5.5	6.0	8.1	8.3	7.6
Charges (gains) related to other operating expenses and other income (expense)										47.2	78.5	101.9	(59.6)	9.9
Other non-cash and non-operating items, net										(303.8)	(346.1)	(483.9)	(360.3)	(62.4)
(Decrease) increase in cash resulting from changes in operating assets and liabilities, excluding the effects of acquisitions and dispositions										(356.7)	(483.8)	(461.8)	(327.0)	(564.4)
Net cash provided by operating activities										(1,353.8)	(1,267.3)	(1,536.6)	(1,254.7)	(1,506.3)
CASH FLOWS FROM INVESTING ACTIVITIES
Current period acquisitions												(33.0)
Additions to property and equipment										(0.1)	(1.7)	(2.6)	(4.6)	(4.2)
Payments to secure customer service contracts, including outlays for conversion, and capitalized systems development costs										(0.4)	(0.7)	(0.8)	(1.0)	(1.7)
Distributions and dividends from subsidiaries										146.5	87.0		109.7	225.8
Other investing activities										0.3	1.9	228.3	1.5	3.8
Net cash used in investing activities										146.3	86.5	191.9	105.6	223.7
CASH FLOWS FROM FINANCING ACTIVITIES
Short-term borrowings, net										95.0
Accrued interest funded upon issuance of notes										(6.5)	6.5	6.5
Debt modification (payments) proceeds and related financing costs, net										(49.0)	10.8	10.8	(39.7)	(61.2)
Principal payments on long-term debt										(15.4)	(0.2)	(3.4)	(32.9)	(143.8)
Redemption of Parent's redeemable common stock										(7.5)	(0.5)	(1.7)	(0.5)
Cash dividends										(21.5)	(5.1)	(6.7)	(0.2)	(14.9)
Intercompany										991.2	1,137.1	1,405.0	1,220.5	1,564.5
Net cash used in financing activities										986.3	1,148.6	1,410.5	1,147.2	1,342.1
Change in cash and cash equivalents										(221.2)	(32.2)	65.8	(1.9)	59.5
Cash and cash equivalents at beginning of period					162.2				164.1	228.0	162.2	162.2	164.1	104.6
Cash and cash equivalents at end of period	6.8	228.0	130.0			162.2				6.8	130.0	228.0	162.2	164.1
Guarantor Subsidiaries
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	146.9		88.5							334.1	332.8	447.2	368.2	390.4
Adjustments to reconcile to net cash (used in) provided by operating activities:
Depreciation and amortization (including amortization netted against equity earnings in affiliates and revenues)										568.5	638.4	844.5	827.4	1,036.9
Charges (gains) related to other operating expenses and other income (expense)										19.9	20.9	20.8	(45.3)	20.0
Other non-cash and non-operating items, net										(173.9)	(194.1)	(265.8)	(209.5)	(207.4)
(Decrease) increase in cash resulting from changes in operating assets and liabilities, excluding the effects of acquisitions and dispositions										215.1	347.2	515.0	383.8	66.6
Net cash provided by operating activities										963.7	1,145.2	1,561.7	1,324.6	1,306.5
CASH FLOWS FROM INVESTING ACTIVITIES
Current period acquisitions											(1.9)	0.1	(19.1)	(1.7)
Contributions to equity method investments											(7.9)	(7.9)	(161.5)	(1.4)
Payments related to other businesses previously acquired										0.2	(3.2)	(4.4)
Proceeds from dispositions, net of expenses paid and cash disposed										6.8		7.1
Additions to property and equipment										(63.6)	(67.3)	(88.9)	(101.3)	(113.0)
Proceeds from sale of property and equipment										4.1	6.9		14.3	1.4
Payments to secure customer service contracts, including outlays for conversion, and capitalized systems development costs										(91.4)	(117.1)	(137.8)	(161.6)	(116.9)
Distributions and dividends from subsidiaries										131.5	161.6		294.5	187.9
Other investing activities										6.0	0.5	219.0	6.9	135.1
Net cash used in investing activities										(6.4)	(28.4)	(12.8)	(127.8)	91.4
CASH FLOWS FROM FINANCING ACTIVITIES
Principal payments on long-term debt										(49.9)	(44.9)	(56.2)	(52.7)	(57.0)
Proceeds from sale-leaseback transactions											13.8	13.8	2.5
Intercompany										(914.0)	(1,098.2)	(1,502.2)	(1,116.4)	(1,346.1)
Net cash used in financing activities										(963.9)	(1,129.3)	(1,544.6)	(1,166.6)	(1,403.1)
Effect of exchange rate changes on cash and cash equivalents										1.6	(4.0)	(4.2)	(14.2)	0.9
Change in cash and cash equivalents										(5.0)	(16.5)	0.1	16.0	(4.3)
Cash and cash equivalents at beginning of period					37.1				21.1	37.2	37.1	37.1	21.1	25.4
Cash and cash equivalents at end of period	32.2	37.2	20.6			37.1				32.2	20.6	37.2	37.1	21.1
Non-Guarantor Subsidiaries
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	79.9		117.4							262.6	282.7	428.7	397.9	212.4
Adjustments to reconcile to net cash (used in) provided by operating activities:
Depreciation and amortization (including amortization netted against equity earnings in affiliates and revenues)										334.1	359.7	478.3	508.5	481.5
Charges (gains) related to other operating expenses and other income (expense)										(0.2)	12.7	(0.2)	27.2	41.5
Other non-cash and non-operating items, net										(2.0)	5.5	7.2	11.4	8.8
(Decrease) increase in cash resulting from changes in operating assets and liabilities, excluding the effects of acquisitions and dispositions										127.6	(0.3)	(171.7)	100.7	213.3
Net cash provided by operating activities										722.1	660.3	742.3	1,045.7	957.5
CASH FLOWS FROM INVESTING ACTIVITIES
Current period acquisitions													(0.1)	(0.1)
Payments related to other businesses previously acquired													3.2	(1.4)
Proceeds from dispositions, net of expenses paid and cash disposed										7.7		0.9	1.7	21.2
Additions to property and equipment										(68.6)	(67.3)	(101.6)	(97.0)	(92.9)
Proceeds from sale of property and equipment										0.1	0.9		2.8	4.1
Payments to secure customer service contracts, including outlays for conversion, and capitalized systems development costs										(36.2)	(23.4)	(38.6)	(39.3)	(41.0)
Other investing activities										0.9	4.9	6.7	(3.5)	14.0
Net cash used in investing activities										(96.1)	(84.9)	(132.6)	(132.2)	(96.1)
CASH FLOWS FROM FINANCING ACTIVITIES
Short-term borrowings, net										(98.1)	(22.0)	99.1	(107.3)	75.1
Principal payments on long-term debt										(7.1)	(15.1)	(23.7)	(18.9)	(19.6)
Proceeds from sale-leaseback transactions													11.7
Distributions and dividends paid to noncontrolling interests and redeemable noncontrolling interest										(30.6)	(45.4)	(54.0)	(44.2)	(31.0)
Distributions paid to equity holders										(257.4)	(313.2)	(424.0)	(577.6)	(368.5)
Purchase of noncontrolling interest										(23.7)	(25.1)	(25.1)
Cash dividends										(146.5)	(89.0)	(227.5)	(109.7)	(225.8)
Intercompany										(77.2)	(38.9)	97.2	(104.1)	(218.4)
Net cash used in financing activities										(640.6)	(548.7)	(558.0)	(949.3)	(1,143.5)
Effect of exchange rate changes on cash and cash equivalents										(8.9)	6.5	5.0	(2.1)	(0.6)
Change in cash and cash equivalents										(23.5)	33.2	56.7	(37.9)	(282.7)
Cash and cash equivalents at beginning of period					286.4				324.3	343.1	286.4	286.4	324.3	607.0
Cash and cash equivalents at end of period	319.6	343.1	319.6			286.4				319.6	319.6	343.1	286.4	324.3
Consolidation Adjustments
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	(187.6)		(168.1)							(474.6)	(496.9)	(702.3)	(586.1)	(427.9)
Adjustments to reconcile to net cash (used in) provided by operating activities:
Charges (gains) related to other operating expenses and other income (expense)														26.0
Other non-cash and non-operating items, net										474.6	496.9	702.3	586.1	401.8
(Decrease) increase in cash resulting from changes in operating assets and liabilities, excluding the effects of acquisitions and dispositions														(2.9)
Net cash provided by operating activities														(3.0)
CASH FLOWS FROM INVESTING ACTIVITIES
Distributions and dividends from subsidiaries										(278.0)	(248.6)		(404.2)	(413.7)
Other investing activities												(443.6)		(134.5)
Net cash used in investing activities										(278.0)	(248.6)	(443.6)	(404.2)	(548.2)
CASH FLOWS FROM FINANCING ACTIVITIES
Distributions and dividends paid to noncontrolling interests and redeemable noncontrolling interest										(125.9)	(153.6)	(207.9)	(283.1)	(185.1)
Distributions paid to equity holders										257.4	313.2	424.0	577.6	368.5
Purchase of noncontrolling interest														(213.3)
Cash dividends										146.5	89.0	227.5	109.7	225.8
Net cash used in financing activities										$ 278.0	$ 248.6	$ 443.6	$ 404.2	$ 551.2